Subsequent Events (Details)	1 Months Ended
	May 31, 2017 USD ($) $ / shares shares	Apr. 30, 2017 shares	Mar. 22, 2017 USD ($) $ / shares shares	Dec. 31, 2016 ₪ / shares shares	Jul. 31, 2016 $ / shares	Dec. 31, 2015 ₪ / shares shares	Dec. 31, 2014 $ / shares	Nov. 30, 2014 $ / shares
Subsequent Events (Textual)
Conversion price per share | $ / shares					$ 0.75		$ 0.917	$ 1.125
Ordinary shares, issued | shares				14,505,126		12,907,898
Ordinary Shares at price per Ordinary Shares | ₪ / shares				₪ 0.01		₪ 0.01
Subsequent Events [Member]
Subsequent Events (Textual)
Private Placement total amount | $	$ 80,000
Units issued | shares	53,333
Units price per unit | $ / shares	$ 1.50
Unit consists description	The Company issued 53,333 units at a price of $1.50 per unit to existing and new investors. Each unit consists of (i) one Ordinary Share and (ii) a five-year warrant to purchase one ordinary share at an exercise price of $1.50 per share with the same terms and conditions as discussed in note 9a.
Exercise price of warrant | $ / shares	$ 1.50
Loan for principal amount | $			$ 162,000
Warrant to purchase of ordinary share	5 years		5 years
Loan interest rate percentage			12.00%
Ordinary shares, issued | shares		60,000	75,000
Ordinary Shares at price per Ordinary Shares | $ / shares			$ 1.50
Ordinary Shares to service providers | shares		12,500